Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Amounts Reclassified Out of Accumulated Other Comprehensive Income

During the year ended 31 March 2014, there were no reclassifications out of Accumulated other comprehensive income:

(Millions of US dollars)	Pension and Post-Retirement Benefit Adjustment	Unrealised Gain (Loss) on Investments	Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2013	$(0.3)	$-	$-	$47.7	$47.4
Other comprehensive loss before reclassifications	-	-	-	(15.2)	$(15.2)
Cash flow hedges	-	-	0.9	-	0.9

Net current-period other comprehensive loss	-	-	0.9	(15.2)	(14.3)

Balance at 31 March 2014	$(0.3)	$-	$0.9	$32.5	$33.1